Eagle Growth & Income Fund
Eagle Mutual Funds SUMMARY OF GROWTH & INCOME FUND | 2.28.2013
Investment objective
The Eagle Growth & Income Fund (“Growth & Income Fund” or the “fund”) primarily seeks long-term capital appreciation and, secondarily, seeks current income.
Fees and expenses of the fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Growth & Income Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 35 of the fund’s Prospectus and on page 25 of the fund’s Statement of Additional Information.
Shareholder fees (fees paid directly from your investment):
Shareholder Fees Eagle Growth & Income Fund	Class A		Class C	Class I	Class R-3	Class R-5	Class R-6
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%		none	none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	none	none	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none		none	none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Eagle Growth & Income Fund		Class A	Class C	Class I	Class R-3	Class R-5	Class R-6
Management Fees		0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%	none	none
Other Expenses		0.37%	0.36%	0.33%	0.41%	0.34%	0.36%
Total Annual Fund Operating Expenses	[1]	1.12%	1.86%	0.83%	1.41%	0.84%	0.86%
Fee Waiver and/or Expense Reimbursement		none	none	none	none	0.02%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.12%	1.86%	0.83%	1.41%	0.86%	0.85%
[1]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 28, 2014 as follows: Class A - 1.40%, Class C - 2.20%, Class I - 0.95%, Class R-3 - 1.65%, Class R-5 - 0.95%, and Class R-6 - 0.85%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, and extraordinary expenses, and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Eagle Growth & Income Fund (USD $)	Year 1	Year 3	Year 5	Year 10
Class A	584	814	1,063	1,773
Class C	292	585	1,006	2,180
Class I	85	265	460	1,025
Class R-3	144	446	771	1,691
Class R-5	88	270	468	1,039
Class R-6	87	273	476	1,060

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Principal investment strategies
During normal market conditions, the Growth & Income Fund seeks to achieve its objective by investing primarily in domestic equity securities (predominantly common stocks) that the portfolio managers believe are high-quality, financially strong companies that pay above-market dividends, have cash resources (i.e. free cash flow) and a history of raising dividends. The portfolio managers select companies based in part upon their belief that those companies have the following characteristics: (1) yield or dividend growth at or above the S&P 500 Index; (2) potential for growth; and (3) stock price below its estimated intrinsic value. The fund generally sells securities when their price appreciations reach or exceed sustainable levels, a company’s fundamentals deteriorate, or a more attractive investment opportunity develops. Equity securities purchased by the fund typically include common stocks, convertible securities, preferred stocks, and real estate investment trusts. In addition, the fund generally invests in mid- and large-capitalization companies that are diversified across different industries and sectors.

The fund also may own a variety of other securities that, in the opinion of the fund’s portfolio managers, offer prospects for meeting the fund’s investment goals. These securities include equity securities of companies economically tied to countries outside of the U.S.
Principal risks
The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) also increases and decreases. Investments in this fund are subject to the following primary risks:
  Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions, custodial arrangements or foreign law changes; Foreign security risk may also apply to ADRs, GDRs and EDRs. The risks associated with investments in governmental or quasi-governmental entities of a foreign country are heightened by the potential for unexpected governmental change and inadequate government oversight;
  Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;
  Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, limited managerial and financial resources, and more volatile performance, compared to larger, more established companies;
  Stock market risk is the risk of broad stock market decline or decline in particular holdings; and
  Value stock risk arises from the possibility that a stock’s intrinsic value may not be fully realized by the market.

Performance
The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class A share performance from one year to another. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

During 10 year period (Class A shares):
	Return	Quarter Ended
Best Quarter	23.28%	June 30, 2009
Worst Quarter	(14.03)%	December 31, 2008

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Average annual total returns (for the periods ended December 31, 2012): Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns Eagle Growth & Income Fund	Inception Date	1-yr	5-yr	10-yr	Lifetime
Class A	Dec. 15, 1986	7.94%	0.76%	8.75%
Class A Return After Taxes on Distributions		7.27%	(0.02%)	7.58%
Class A Return After Taxes on Distributions and Sale of Fund Shares		6.04%	0.35%	7.25%
Class C	Apr. 03, 1995	12.45%	0.98%	8.45%
Class I	Mar. 18, 2009	13.64%			19.15%
Class R-3	Sep. 30, 2009	12.93%			9.17%
Class R-5	Dec. 28, 2009	13.57%			9.39%
Class R-6	Aug. 15, 2011	13.51%			20.94%
S&P 500® Index (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%	19.22%

To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3, Class R-5, and Class R-6 will vary.